SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SHARE-BASED PAYMENTS
Schedule of assumptions used to estimate the fair value of the share options granted to employees

	For the year ended December 31,
	2015	2016	2017
Risk-free interest rate	2.13% ~ 2.27%	1.49% ~ 2.45%	2.32% ~ 2.41%
Expected volatility range	37.8% ~ 38.0%	37.5% ~ 37.8%	40.5% ~ 44.1%
Suboptimal exercise factor	2.20	2.20	2.20
Fair market value per ordinary share	US$2.51 ~ $3.78	US$5.17 ~ $5.53	US$5.08 ~ $11.24

Summary of total share-based compensation expense recognized

	For the year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Expensed as cost of revenues	—	—	6,799	1,045
Expensed as general and administrative	—	—	251,312	38,626
Expensed as selling	—	—	14,244	2,189
Expensed as research and development	—	—	26,608	4,090

Total share-based compensation expenses	—	—	298,963	45,950

2008 Plan
SHARE-BASED PAYMENTS
Summary of the employee share option activity

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		US$	US$	Years	US$
Outstanding, December 31, 2016	15,247,712	0.66	1.40	10.72	18,901

Granted	3,229,940	0.75	8.63
Exercised	(730,000)	0.01	0.11
Forfeited	(332,152)	0.75	4.91

Outstanding, December 31, 2017	17,415,500	0.70	2.73	11.07	144,235

Vested and expected to vest at December 31, 2017	17,415,500	0.70	2.73	11.07	144,235

Exercisable at December 31, 2017	12,547,575	0.68	1.06	9.91	104,172

Summary of the non-employee share option activity

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		US$	US$	Years	US$
Outstanding, December 31, 2016	1,500,154	0.62	0.91	10.03	1,057

Granted	166,500	0.75	9.05
Forfeited	—	—	—

Outstanding, December 31, 2017	1,666,654	0.63	1.72	9.81	13,907

Vested and expected to vest at December 31, 2017	1,666,654	0.63	1.72	9.81	13,907

Exercisable at December 31, 2017	1,636,529	0.63	1.67	9.74	13,659

2017 Plan
SHARE-BASED PAYMENTS
Summary of the employee share option activity

	Number of options	Weighted- average exercise price	Weighted- average grant-date fair value	Weighted- average remaining contractual term	Aggregate intrinsic Value
		US$	US$	Years	US$
Outstanding, December 31, 2016	—	—	—	—	—

Granted	40,000	11.08	5.08
Forfeited	—	—	—

Outstanding, December 31, 2017	40,000	11.08	5.08	9.83	—

Vested and expected to vest at December 31, 2017	40,000	11.08	5.08	9.83	—

Exercisable at December 31, 2017	—	—	—	—	—

Restricted Shares | 2017 Plan
SHARE-BASED PAYMENTS
Summary of the non-employee share option activity

	Number of shares	Weighted- average grant-date fair value
		US$
Outstanding, December 31, 2016	—	—

Granted	38,500	10.19
Forfeited	—	—

Outstanding, December 31, 2017	38,500	10.19

Vested and expected to vest at December 31, 2017	38,500	10.19